SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE BASED COMPENSATION [Line Items]
Summary of Share Option Activity
	Year ended December 31, 2014				Year ended December 31, 2015				Year ended December 31, 2016
			Weighted				Weighted				Weighted
		Weighted	Average			Weighted	Average			Weighted	Average
		Average	Remaining	Aggregate		Average	Remaining	Aggregate		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic		Exercise	Contractual	Intrinsic		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value	Shares	Price	Term	Value	Shares	Price	Term	Value
		RMB		RMB		RMB		RMB		RMB		RMB

Outstanding at beginning of year	450,670	506.70	4.54	10,940	427,273	503.40	3.49	175	387,350	3.08	2.59	3,836
Granted	-	-	-	-	-	-	-	-	-	-	-	-
Exercised	-	-	-	-	-	-	-	-	-	-	-	-
Forfeited or expired	(23,397)	688.50	-	-	(39,923)	3.08	-	-	(130,733)	3.30	-	-
Outstanding at end of year	427,273	503.40	3.49	175	387,350	3.08	2.59	3,836	256,617	3.30	2.84	4,499
Exercisable at end of year	422,641	501.60	3.45	64	387,350	3.08	2.63	1,435	256,617	3.30	2.84	4,499
Expected to be vested	4,032	609.30	6.69	-	-	-	-	-	-	-	-	-

Schedule of restricted stock awards activities
	Year ended December 31, 2015
			Weighted Average
		Grant-date	Remaining
	Shares	fair value	Contractual Term
		RMB
Outstanding at beginning of year	811,359	21.20	2.63
Granted	596,473	20.32	4.00
Issued	(484,331)	-	-
Forfeited or expired	(61,979)	20.32	1.38
Outstanding at end of year	861,522	21.94	2.59
Shares vested but not issued at end of year	41,628	20.64	-

	Year ended December 31, 2016
			Weighted Average
		Grant-date	Remaining
	Shares	fair value	Contractual Term
		RMB
Outstanding at beginning of year	861,522	21.94	2.59
Granted	-	-	-
Issued	(433,918)	22.94	-
Forfeited or expired	(12,083)	21.72	2.39
Outstanding at end of year	415,521	22.28	1.89
Shares vested but not issued at end of year	34,962	22.73	-